PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Environmental Liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) m³	Dec. 31, 2007 ha	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Provisions	$ 2,407		$ 2,562	$ 2,632
Other environment related provision
Disclosure of other provisions [line items]
Provisions	566		595	661
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provisions	152		220	$ 309
Europe | Other environment related provision
Disclosure of other provisions [line items]
Provisions	399
South Africa | Other environment related provision
Disclosure of other provisions [line items]
Provisions	$ 118
Term of environmental provisions	13 years
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Pretoria Works Site
Disclosure of other provisions [line items]
Provisions	$ 37
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Vanderbijlpark Works Site
Disclosure of other provisions [line items]
Provisions	18
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Newcastle Works Site
Disclosure of other provisions [line items]
Provisions	24
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Thabazimbi Mine
Disclosure of other provisions [line items]
Provisions	35
Environmental trust investments acquired	24
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Vereeniging Site
Disclosure of other provisions [line items]
Provisions	4
Canada | Other environment related provision
Disclosure of other provisions [line items]
Provisions	44
Canada | Remediating toxic sediment
Disclosure of other provisions [line items]
Provisions	44
Expected provision payment	1
Belgium | Other environment related provision
Disclosure of other provisions [line items]
Provisions	206
France | Other environment related provision
Disclosure of other provisions [line items]
Provisions	58
France | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provisions	79		$ 98
Poland | Other environment related provision
Disclosure of other provisions [line items]
Provisions	44
Increase in other provisions	$ 27
Waste storage maximum term	3 years
Poland | Reclaim of landfill and disposal of residues
Disclosure of other provisions [line items]
Increase in other provisions	$ 17
Luxembourg | Other environment related provision
Disclosure of other provisions [line items]
Provisions	$ 55
Luxembourg | Other environment related provision | Ehlerange Site
Disclosure of other provisions [line items]
Volume of materials to be moved to other sites (in cubic meters) | m³	400,000
Luxembourg | Other environment related provision | Differdange Site
Disclosure of other provisions [line items]
Volume of materials to be moved to other sites (in cubic meters) | m³	1,400,000
Luxembourg | ArcelorMittal Luxembourg various site clean up
Disclosure of other provisions [line items]
Provisions	$ 49
Luxembourg | Historical landfill cleanup ArcelorMittal Belval and Differdange
Disclosure of other provisions [line items]
Provisions	6
Luxembourg | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Area of land sold (in hectares) | ha		93
Germany | Other environment related provision
Disclosure of other provisions [line items]
Provisions	28
Spain | Other environment related provision
Disclosure of other provisions [line items]
Provisions	$ 8
Term of environmental provisions	30 years